SCHEDULE OF OPERATING LEASE INCOME (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases
Fixed income from operating leases	¥ 28,685	¥ 40,132	¥ 47,663